RELATED PARTY TRANSACTIONS (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
RELATED PARTY TRANSACTIONS
Revenues	₫ 32,915,685	$ 1,313,894,499	₫ 15,196,102
VinFast Trading and Production JSC
RELATED PARTY TRANSACTIONS
long-term contract	69 years	69 years
Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
RELATED PARTY TRANSACTIONS
Amount of transaction	₫ 5,900,800
Revenue from sale of vehicles | GSM JSC
RELATED PARTY TRANSACTIONS
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Revenue from sale of vehicles | GSM Philippines
RELATED PARTY TRANSACTIONS
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Revenue from sale of vehicles | Green Future JSC
RELATED PARTY TRANSACTIONS
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Revenue from sale of vehicles and spare parts | PT Xanh SM Indo
RELATED PARTY TRANSACTIONS
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Revenue from business cooperation contracts | V-Green JSC
RELATED PARTY TRANSACTIONS
Revenue, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Related party
RELATED PARTY TRANSACTIONS
Revenues	₫ 7,028,330	$ 280,600,000	₫ 7,805,293
Related party | Borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction, borrowings	20,474,262	817,270,557	28,324,319
Related party | Borrowings | Suoi Hoa Urban JSC
RELATED PARTY TRANSACTIONS
Amount of transaction, borrowings			230,000
Related party | Borrowings | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction, borrowings			2,130,000
Related party | Borrowings | Vincom Retail Landmark Co., Ltd.
RELATED PARTY TRANSACTIONS
Amount of transaction, borrowings			140,000
Related party | Borrowings (converted from interest payable) | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction, borrowings	2,292,534	91,511,017
Related party | Interest expense | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	5,061,136	202,025,228	3,555,818
Related party | Interest expense | VHIZ JSC
RELATED PARTY TRANSACTIONS
Amount of transaction			896,411
Related party | Interest expense | VHIZ Hai Phong JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	1,001,528	39,977,966
Related party | Capital contribution by offsetting against borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	10,000,000	399,169,727
Related party | Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
RELATED PARTY TRANSACTIONS
Amount of transaction	23,000,000	918,090,372	3,277,310
Related party | Sponsorship contribution - accounted for as deemed contribution | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction			74,904
Related party | Sponsorship contribution - accounted for as deemed contribution | Vinsmart JSC
RELATED PARTY TRANSACTIONS
Amount of transaction			12,000,000
Related party | Cash received for disposal of ICE assets | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction			1,642,444
Related party | Sale of vehicles and others | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction, sales	92,791	3,703,936	1,629,814
Related party | Purchase of machinery and equipment, tools, materials and goods | Vinsmart JSC
RELATED PARTY TRANSACTIONS
Amount of transaction			208,924
Related party | Initial recognition of finance lease | VHIZ Ha Tinh JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	3,422,114	136,600,431
Related party | Revenue from sale of vehicles | GSM JSC
RELATED PARTY TRANSACTIONS
Revenues	4,920,773	196,422,361	6,079,714
Related party | Revenue from sale of vehicles | GSM Philippines
RELATED PARTY TRANSACTIONS
Revenues	193,357	7,718,226
Related party | Revenue from sale of vehicles | Green Future JSC
RELATED PARTY TRANSACTIONS
Revenues	1,121,135	44,752,315
Related party | Late payment penalty interest | GSM JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	97,716	3,900,527	91,898
Related party | Late payment penalty interest | Green Future JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	20,322	811,193
Related party | Interest payable | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction			91,851
Related party | Rental showrooms and charging stations | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	74,545	2,975,611	111,239
Related party | Revenue from sale of vehicles and spare parts | PT Xanh SM Indo
RELATED PARTY TRANSACTIONS
Revenues	485,986	19,399,090
Related party | Revenue from business cooperation contracts | V-Green JSC
RELATED PARTY TRANSACTIONS
Revenues	112,279	4,481,838
Related party | Payment on behalf | V-Green JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	1,045,519	41,733,953
Related party | Charging subsidies | V-Green JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	590,297	23,562,869
Related party | Hotel service & airplane tickets expenses | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	104,447	4,169,208	76,803
Related party | Loan receivables | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction, loan receivables			300,000
Related party | Loan receivables | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Amount of transaction, loan receivables			9,900,000
Related party | Sale of electric buses | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Amount of transaction, sales	27,549	1,099,673
Related party | Interest receivables | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Amount of transaction			₫ 144,256
Related party | Purchase of materials | V-G
RELATED PARTY TRANSACTIONS
Amount of transaction	₫ 1,871,110	$ 74,689,047